Cover	May 12, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2025
Entity File Number	001-15451
Entity Registrant Name	United Parcel Service, Inc.
Entity Central Index Key	0001090727
Entity Tax Identification Number	58-2480149
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Glenlake Parkway, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class B common stock, par value $0.01 per share [Member]
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Security Exchange Name	NYSE
Senior Notes 1.625% due 2025 [Member]
Title of 12(b) Security	1.625% Senior Notes due 2025
Trading Symbol	UPS25
Security Exchange Name	NYSE
Senior Notes 1% due 2028 [Member]
Title of 12(b) Security	1% Senior Notes due 2028
Trading Symbol	UPS28
Security Exchange Name	NYSE
Senior Notes 1.500% due 2032 [Member]
Title of 12(b) Security	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Security Exchange Name	NYSE